CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2025
CRYPTOCURRENCIES
Schedule of cryptocurrencies

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Bitcoins (BTC) <1>	196,680	238,886	34,160
Tether (USDT) <2>	2,154	11,713	1,675
USD Coin (USDC) <4>	—	1,607	230
Filecoin (Fil) <3>	7,296	—	—
Total	206,130	252,206	36,065
Less: Cryptocurrencies, restricted-current	193,938	238,533	34,110
Cryptocurrencies, restricted-Non current	—	—	—
Balance of Cryptocurrencies, current	12,192	13,673	1,955

Schedule of presents roll forward information about cryptocurrencies

	BTC		USDT		ETH		FIL		USDC		Total
	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB	Quantity	RMB
		in thousands		in thousands		in thousands		in thousands		in thousands	in thousands
Balance as of January 1, 2024	306	92,205	218,390	1,547	80	1,302	273,289	12,907	—	—	107,961
Receipt of BTC from Cryptocurrency Mining, net	262	110,739	—	—	—	—	—	—	—	—	110,739
Receipt of FIL from Cryptocurrency mining	—	—	—	—	—	—	46,780	2,033	—	—	2,033
Receipt of ETH from operating activities	—	—	—	—	0	4	—	—	—	—	4
Receipt of BTC from operating activities	4	1,107	—	—	—	—	—	—	—	—	1,107
Receipt of BTC and USDT from exchange of other cryptocurrencies	17	8,814	8,001,784	56,904	—	—	—	—	—	—	65,718
Receipt of USDT from BTC Mortgage borrowing, net of deferred loan cost of RMB 0.9 million	—	—	12,262,164	87,296	—	—	—	—	—	—	87,296
Proceeds from disposal of mining machines	—	—	319,600	2,283	—	—	—	—	—	—	2,283
Payment for operating activities	(14)	(8,238)	(13,480,935)	(95,944)	—	—	(112)	(4)	—	—	(104,186)
Sale of cryptocurrencies for cash	(145)	(64,472)	(6,260,051)	(44,551)	—	—	—	—	—	—	(109,023)
Sale of cryptocurrencies for other cryptocurrencies	(143)	(53,250)	(593,419)	(4,215)	(80)	(1,905)	(119,410)	(6,339)	—	—	(65,709)
Interest expense	—	—	(167,903)	(1,194)	—	—	—	—	—	—	(1,194)
Exchange gain for RMB/USD translation	—	—	—	28	—	—	—	—	—	—	28
Realized gain on sale/exchange of cryptocurrencies	—	58,027	—	—	—	683	—	2,073	—	—	60,783
Change in fair value of cryptocurrencies	—	51,748	—	—	—	(84)	—	(3,374)	—	—	48,290
Balance as of December 31, 2024	287	196,680	299,630	2,154	—	—	200,547	7,296	—	—	206,130
Less: Cryptocurrencies, restricted	273	187,273	—	—	—	—	183,212	6,665	—	—	193,938
Balance of Cryptocurrencies	14	9,407	299,630	2,154	—	—	17,335	631	—	—	12,192
Receipt of BTC from Cryptocurrency Mining, net	79	56,352	—	—	—	—	—	—	—	—	56,352
Receipt of FIL from Cryptocurrency mining	—	—	—	—	—	—	11,862	257	—	—	257
Receipt of USDC from operating activities	—	—	—	—	—	—	—	—	2,241,159	15,933	15,933
Receipt of USDC and USDT from exchange of other cryptocurrencies	—	—	2,345,532	16,837	—	—	—	—	6,839	49	16,886
Receipt of USDT from BTC Mortgage borrowing, net of deferred loan cost of RMB 3.5 million	—	—	24,581,924	176,214	—	—	—	—	—	—	176,214
Receipt of BTC and USDT from investors	60	33,937	600,010	4,263	—	—	—	—	—	—	38,200
Proceeds from disposal of mining machines	—	—	230,000	1,651	—	—	—	—	—	—	1,651
Payment for operating activities	(0)	(3)	(10,348,628)	(73,959)	—	—	—	—	(2,019,385)	(14,348)	(88,310)
Repayment of BTC Mortgage borrowing	—	—	(8,051,844)	(57,225)	—	—	—	—	—	—	(57,225)
Sale of cryptocurrencies for cash	(20)	(13,245)	(7,622,011)	(54,703)	—	—	—	—	—	—	(67,948)
Sale of cryptocurrencies for other cryptocurrencies	(19)	(12,439)	(6,836)	(49)	—	—	(212,409)	(4,398)	(12)	(0)	(16,886)
Interest expense	—	—	(361,288)	(3,127)	—	—	—	—	—	—	(3,127)
Exchange loss for RMB/USD translation	—	—	—	(343)	—	—	—	—	—	(27)	(370)
Realized gain and (loss) on sale/exchange of cryptocurrencies	—	13,695	—	—	—	—	—	(3,068)	—	—	10,627
Change in fair value of cryptocurrencies	—	(36,091)	—	—	—	—	—	(87)	—	—	(36,178)
Balance as of December 31, 2025	387	238,886	1,666,489	11,713	—	—	—	—	228,601	1,607	252,206
Less: Cryptocurrencies, restricted	386	238,533	—	—	—	—	—	—	—	—	238,533
Balance of Cryptocurrencies	1	353	1,666,489	11,713	—	—	—	—	228,601	1,607	13,673